NOTE 9. INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense

Significant components of income tax expense for the nine months ended September 30, 2017 and 2016 are as follows

	For the Nine Months Ended
	September 30, 2017	September 30, 2016
Current tax expense	$7,247	$—
Deferred tax expense	—	—
Tax expense (benefit)	$7,247	$—